SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amount of options
Beginning balance	1,476,610
Granted	87,600
Exercised	(618,917)
Forfeited	(28,780)
Ending balance	916,513	1,476,610
Exercisable as of December 31, 2019	590,891
Weighted average exercise price
Beginning balance	$ 46.40
Granted	115.26
Exercised	39.66
Forfeited	54.03
Ending balance	57.29	$ 46.40
Exercisable as of December 31, 2019	$ 51.50
Weighted average remaining contractual term (in years)
Options outstanding	6 years 11 months 15 days	7 years 3 months 18 days
Exercisable as of December 31, 2019	6 years 3 months 25 days
Aggregate intrinsic value
Options outstanding	$ 54,762	$ 40,968
Exercisable as of December 31, 2019	$ 38,523